Quarterly Report
September 30, 2019
MFS®  Research Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 4.5%
Boeing Co.	6,465	$2,459,738
Honeywell International, Inc.	48,980	8,287,416
Huntington Ingalls Industries, Inc.	13,485	2,855,988
L3Harris Technologies, Inc.	17,054	3,558,147
Northrop Grumman Corp.	14,222	5,330,263
United Technologies Corp.	45,303	6,184,766
		$28,676,318
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	18,185	$3,769,387
Apparel Manufacturers – 1.7%
NIKE, Inc., “B”	89,934	$8,446,602
Skechers USA, Inc., “A” (a)	68,255	2,549,324
		$10,995,926
Automotive – 0.3%
IAA, Inc. (a)	41,992	$1,752,326
Biotechnology – 0.4%
Bio-Techne Corp.	14,490	$2,835,258
Brokerage & Asset Managers – 3.0%
Blackstone Group, Inc.	68,155	$3,328,690
Charles Schwab Corp.	81,715	3,418,139
CME Group, Inc.	27,666	5,846,932
TD Ameritrade Holding Corp.	135,916	6,347,277
		$18,941,038
Business Services – 5.0%
Accenture PLC, “A”	30,647	$5,894,951
Cognizant Technology Solutions Corp., “A”	62,824	3,786,088
Fidelity National Information Services, Inc.	52,364	6,951,845
Fiserv, Inc. (a)	80,460	8,334,851
Global Payments, Inc.	43,346	6,892,014
		$31,859,749
Cable TV – 2.5%
Altice USA, Inc., “A” (a)	288,881	$8,285,107
Comcast Corp., “A”	175,785	7,924,388
		$16,209,495
Chemicals – 0.5%
FMC Corp.	37,299	$3,270,376
Computer Software – 8.1%
Adobe Systems, Inc. (a)	33,059	$9,132,549
Cadence Design Systems, Inc. (a)	55,507	3,667,902
Microsoft Corp. (s)	214,423	29,811,230
Salesforce.com, Inc. (a)	60,041	8,912,486
		$51,524,167

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.0%
Apple, Inc.	31,850	$7,133,444
Constellation Software, Inc.	4,203	4,197,607
Square, Inc., “A” (a)	26,027	1,612,373
		$12,943,424
Construction – 2.4%
Masco Corp.	94,667	$3,945,720
Sherwin-Williams Co.	7,934	4,362,669
Toll Brothers, Inc.	83,272	3,418,316
Vulcan Materials Co.	24,820	3,753,777
		$15,480,482
Consumer Products – 1.7%
Colgate-Palmolive Co.	59,736	$4,391,193
Energizer Holdings, Inc.	32,591	1,420,316
Kimberly-Clark Corp.	34,767	4,938,652
		$10,750,161
Consumer Services – 0.8%
Booking Holdings, Inc. (a)	2,583	$5,069,422
Electrical Equipment – 1.3%
HD Supply Holdings, Inc. (a)	68,645	$2,689,168
Sensata Technologies Holding PLC (a)	56,154	2,811,069
TE Connectivity Ltd.	32,102	2,991,264
		$8,491,501
Electronics – 1.8%
Analog Devices, Inc.	56,558	$6,319,225
NXP Semiconductors N.V.	47,048	5,133,878
		$11,453,103
Energy - Independent – 2.1%
ConocoPhillips	80,085	$4,563,243
Diamondback Energy, Inc.	26,020	2,339,458
Pioneer Natural Resources Co.	24,729	3,110,167
Valero Energy Corp.	38,512	3,282,763
		$13,295,631
Energy - Integrated – 1.3%
BP PLC, ADR	212,090	$8,057,299
Food & Beverages – 2.9%
J.M. Smucker Co.	20,189	$2,221,194
Mondelez International, Inc.	127,111	7,031,781
PepsiCo, Inc.	65,705	9,008,155
		$18,261,130
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	46,807	$5,821,387
General Merchandise – 1.4%
Dollar General Corp.	54,519	$8,665,250
Health Maintenance Organizations – 1.4%
Cigna Corp.	33,512	$5,086,787
Humana, Inc.	14,444	3,692,897
		$8,779,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.7%
Aon PLC	49,659	$9,612,492
Chubb Ltd.	47,529	7,673,082
		$17,285,574
Internet – 5.7%
Alphabet, Inc., “A” (a)(s)	18,649	$22,773,040
Facebook, Inc., “A” (a)	77,377	13,779,296
		$36,552,336
Leisure & Toys – 1.0%
Electronic Arts, Inc. (a)	65,302	$6,387,842
Machinery & Tools – 1.3%
Flowserve Corp.	51,690	$2,414,440
Roper Technologies, Inc.	16,011	5,709,523
		$8,123,963
Major Banks – 2.5%
Goldman Sachs Group, Inc.	40,915	$8,478,815
PNC Financial Services Group, Inc.	28,111	3,940,038
State Street Corp.	57,480	3,402,241
		$15,821,094
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	29,998	$4,419,905
McKesson Corp.	22,633	3,093,026
		$7,512,931
Medical Equipment – 7.1%
Becton, Dickinson and Co.	25,080	$6,344,237
Boston Scientific Corp. (a)	132,748	5,401,516
Danaher Corp.	46,713	6,746,759
Masimo Corp. (a)	22,034	3,278,439
Medtronic PLC	87,512	9,505,553
PerkinElmer, Inc.	71,750	6,110,947
STERIS PLC	22,667	3,275,155
West Pharmaceutical Services, Inc.	31,052	4,403,795
		$45,066,401
Natural Gas - Distribution – 0.5%
Sempra Energy	21,571	$3,184,095
Natural Gas - Pipeline – 0.6%
Enterprise Products Partners LP	140,913	$4,027,294
Network & Telecom – 1.5%
Cisco Systems, Inc.	193,833	$9,577,289
Oil Services – 0.2%
Core Laboratories N.V. (l)	23,578	$1,099,206
Other Banks & Diversified Financials – 6.7%
BB&T Corp.	148,086	$7,903,350
Citigroup, Inc.	155,548	10,745,256
Mastercard, Inc., “A”	61,854	16,797,691
U.S. Bancorp	127,255	7,042,291
		$42,488,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.9%
Elanco Animal Health, Inc. (a)	110,379	$2,934,978
Eli Lilly & Co.	45,241	5,059,301
Pfizer, Inc.	266,741	9,584,004
Zoetis, Inc.	60,267	7,508,665
		$25,086,948
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	19,942	$4,436,297
Kansas City Southern Co.	33,111	4,404,094
		$8,840,391
Real Estate – 1.7%
Public Storage, Inc., REIT	21,971	$5,388,827
STORE Capital Corp., REIT	148,193	5,543,900
		$10,932,727
Restaurants – 1.7%
Chipotle Mexican Grill, Inc., “A” (a)	2,976	$2,501,239
Starbucks Corp.	96,867	8,564,980
		$11,066,219
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	60,723	$4,330,157
Specialty Stores – 6.4%
Amazon.com, Inc. (a)(s)	13,316	$23,115,378
Chewy, Inc., “A” (a)(l)	42,573	1,046,444
Ross Stores, Inc.	74,967	8,235,125
Target Corp.	80,532	8,609,676
		$41,006,623
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	41,371	$9,148,369
Telephone Services – 0.6%
Verizon Communications, Inc.	67,239	$4,058,546
Tobacco – 0.8%
Philip Morris International, Inc.	70,849	$5,379,565
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	40,723	$3,815,338
CMS Energy Corp.	51,442	3,289,716
Duke Energy Corp.	44,858	4,300,088
FirstEnergy Corp.	92,454	4,459,056
NextEra Energy, Inc.	18,381	4,282,589
		$20,146,787
Total Common Stocks		$634,025,459
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.09% (v)	4,759,318	$4,759,318
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	215,730	$215,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(44,372)	$(1,077,796)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(16,616)	$(2,309,790)
Total Securities Sold Short		$(3,387,586)

Other Assets, Less Liabilities – 0.4%		2,697,501
Net Assets – 100.0%		$638,310,422
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,759,318 and $634,241,189, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2019, the fund had cash collateral of $53,615 and other liquid securities with an aggregate value of $6,194,219 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$634,025,459	$—	$—	$634,025,459
Mutual Funds	4,975,048	—	—	4,975,048
Total	$639,000,507	$—	$—	$639,000,507
Securities Sold Short	$(3,387,586)	$—	$—	$(3,387,586)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $1,134,851. These loans were collateralized by cash of $215,730 and U.S. Treasury Obligations (held by the lending agent) of $995,689.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,681,716	$56,731,956	$60,655,075	$643	$78	$4,759,318
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,241	$—